State Street Corp.

Legal Services Department

P.O. Box 5049

Boston, MA 02206-5049

September 3, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Service

RE:	Wasatch Funds Trust (the “Trust”)
File Nos. 033-10451, 811-04920
Post Effective Amendment No. 79

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that (i) the Prospectus and Statement of Additional Information each dated August 29, 2013 for the Investor Class shares of the Wasatch Emerging Markets Small Cap Fund, Wasatch Small Cap Growth Fund and Wasatch Small Cap Value Fund, and (ii) the Prospectus and Statement of Additional Information each dated August 29, 2013 for the Institutional Class shares of the Wasatch Small Cap Value Fund, do not differ from those contained in Post-Effective Amendment No. 79 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on August 29, 2013 (Accession #0001193125-13-352083).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes

Vice President and Managing Counsel

cc:         R. Biles